Discontinued Operations - Summary of Components of the Gain/(Loss) from Discontinued Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/gain on disposal of discontinued operations	$ 0	$ (511)	$ (1,022)	$ 28,449	$ 28,185	$ (6,160)
Total gain/(loss) of discontinued operations, net of income taxes	0	(511)	(1,022)	28,449
Discontinued Operations [Member] | Launch Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue - launch services	0	0	0	26,925	26,925	46,366
Total operating cost and expenses	0	511	0	29,129
Service costs, excluding depreciation					21,161	45,040
Provision for doubtful accounts					2,128	176
General and administrative expenses					3,590	6,908
Depreciation					2,514	200
Operating (loss)/income	0	(511)	0	(2,204)	(2,468)	(5,958)
Interest expense, net					(3)	(40)
Other expense, net					(16)	(162)
Loss from discontinued operations, before income taxes.	0	(511)	0	(2,223)	(2,487)	(6,160)
(Loss)/gain on disposal of discontinued operations	0	0	(1,022)	30,672	30,672
Income tax (provision) benefit
Total gain/(loss) of discontinued operations, net of income taxes	$ 0	$ (511)	$ (1,022)	$ 28,449	$ 28,185	$ (6,160)